Note 3: Earnings Per Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Notes to Consolidated Financial Statements [Abstract]
Net income attributable to common shareowners	$ 1,325	$ 1,324	$ 1,318	$ 1,012	$ 1,199	$ 1,198	$ 1,110	$ 866	$ 4,979	$ 4,373	$ 3,829
Basic weighted average number of shares outstanding									892.3	907.9	917.4
Stock Awards									14.5	14.8	11.4
Diluted weighted average number of shares outstanding									906.8	922.7	928.8
Basic	$ 1.49	$ 1.49	$ 1.48	$ 1.13	$ 1.33	$ 1.32	$ 1.22	$ 0.95	$ 5.58	$ 4.82	$ 4.17
Diluted	$ 1.47	$ 1.47	$ 1.45	$ 1.11	$ 1.31	$ 1.30	$ 1.20	$ 0.93	$ 5.49	$ 4.74	$ 4.12
Outstanding stock awards excluded from the computation of diluted earnings per share									0	11.4	20.2